Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	$ 106,044
Ending balance, property, plant and equipment	104,719	$ 106,044
Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,813
Ending balance, property, plant and equipment	3,086	2,813
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,606
Ending balance, property, plant and equipment	1,682	1,606
Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	67,611
Ending balance, property, plant and equipment	61,957	67,611
Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	22,685
Ending balance, property, plant and equipment	22,629	22,685
Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	538
Ending balance, property, plant and equipment	610	538
Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,978
Ending balance, property, plant and equipment	3,129	2,978
Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	7,813
Ending balance, property, plant and equipment	11,626	7,813
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	22,313
Ending balance, property, plant and equipment	13,390	22,313
Property plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	98,061
Ending balance, property, plant and equipment	94,275	98,061
Property plant and equipment not subject to operating leases | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	243,520	273,260
Exchange adjustments	783	(1,500)
Additions	12,782	9,778
Acquisitions	1,353	1,079
Transfers from intangible assets	171	357
Reclassified as assets held for sale	88	5,808
Deletions and disposals	(3,403)	(33,646)
Ending balance, property, plant and equipment	255,118	243,520
Property plant and equipment not subject to operating leases | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(145,459)	(168,440)
Exchange adjustments	(443)	772
Charge for the year	12,939	12,008
Impairment losses	5,293	3,098
Impairment reversals	(27)	(2,291)
Reclassified as assets held for sale	(79)	(5,154)
Deletions and disposals	3,185	29,870
Ending balance, property, plant and equipment	(160,843)	(145,459)
Property plant and equipment not subject to operating leases | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,813
Ending balance, property, plant and equipment	3,086	2,813
Property plant and equipment not subject to operating leases | Land and land improvements | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,513	3,713
Exchange adjustments	112	(184)
Additions	134	51
Acquisitions	206	1
Transfers from intangible assets	0	0
Reclassified as assets held for sale	7	49
Deletions and disposals	(34)	(19)
Ending balance, property, plant and equipment	3,924	3,513
Property plant and equipment not subject to operating leases | Land and land improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(700)	(706)
Exchange adjustments	(14)	26
Charge for the year	45	47
Impairment losses	108	6
Impairment reversals	0	0
Reclassified as assets held for sale	(1)	(18)
Deletions and disposals	28	15
Ending balance, property, plant and equipment	(838)	(700)
Property plant and equipment not subject to operating leases | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	449
Ending balance, property, plant and equipment	439	449
Property plant and equipment not subject to operating leases | Buildings | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	950	1,245
Exchange adjustments	2	(30)
Additions	48	31
Acquisitions	0	40
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	(8)	(336)
Ending balance, property, plant and equipment	992	950
Property plant and equipment not subject to operating leases | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(501)	(654)
Exchange adjustments	(3)	21
Charge for the year	30	26
Impairment losses	22	14
Impairment reversals	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	3	172
Ending balance, property, plant and equipment	(553)	(501)
Property plant and equipment not subject to operating leases | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	67,594
Ending balance, property, plant and equipment	61,904	67,594
Property plant and equipment not subject to operating leases | Oil and gas properties | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	179,028	208,778
Exchange adjustments	0	0
Additions	8,252	6,221
Acquisitions	0	0
Transfers from intangible assets	171	357
Reclassified as assets held for sale	0	4,351
Deletions and disposals	(2,105)	(31,977)
Ending balance, property, plant and equipment	185,346	179,028
Property plant and equipment not subject to operating leases | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(111,434)	(135,294)
Exchange adjustments	0	0
Charge for the year	10,468	9,770
Impairment losses	3,628	1,251
Impairment reversals	(18)	(2,221)
Reclassified as assets held for sale	0	(3,972)
Deletions and disposals	2,070	28,688
Ending balance, property, plant and equipment	(123,442)	(111,434)
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	21,759
Ending balance, property, plant and equipment	21,713	21,759
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	44,662	44,037
Exchange adjustments	294	(599)
Additions	2,921	2,188
Acquisitions	27	998
Transfers from intangible assets	0	0
Reclassified as assets held for sale	3	1,408
Deletions and disposals	(517)	(554)
Ending balance, property, plant and equipment	47,384	44,662
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(22,903)	(21,841)
Exchange adjustments	(200)	299
Charge for the year	1,519	1,457
Impairment losses	1,467	1,487
Impairment reversals	0	(65)
Reclassified as assets held for sale	(2)	(1,164)
Deletions and disposals	416	354
Ending balance, property, plant and equipment	(25,671)	(22,903)
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	531
Ending balance, property, plant and equipment	606	531
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,202	2,213
Exchange adjustments	31	(83)
Additions	221	252
Acquisitions	12	0
Transfers from intangible assets	0	0
Reclassified as assets held for sale	3	0
Deletions and disposals	(173)	(180)
Ending balance, property, plant and equipment	2,290	2,202
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(1,671)	(1,774)
Exchange adjustments	(18)	61
Charge for the year	163	135
Impairment losses	0	0
Impairment reversals	0	0
Reclassified as assets held for sale	(1)	0
Deletions and disposals	167	177
Ending balance, property, plant and equipment	(1,684)	(1,671)
Property plant and equipment not subject to operating leases | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	645
Ending balance, property, plant and equipment	666	645
Property plant and equipment not subject to operating leases | Transportation | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,076	3,033
Exchange adjustments	2	(14)
Additions	80	42
Acquisitions	48	37
Transfers from intangible assets	0	0
Reclassified as assets held for sale	1	0
Deletions and disposals	(247)	(22)
Ending balance, property, plant and equipment	2,958	3,076
Property plant and equipment not subject to operating leases | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(2,431)	(2,388)
Exchange adjustments	(2)	11
Charge for the year	85	72
Impairment losses	10	4
Impairment reversals	(9)	(5)
Reclassified as assets held for sale	(1)	0
Deletions and disposals	226	17
Ending balance, property, plant and equipment	(2,292)	(2,431)
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	4,270
Ending balance, property, plant and equipment	5,861	4,270
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	10,089	10,241
Exchange adjustments	342	(590)
Additions	1,126	993
Acquisitions	1,060	3
Transfers from intangible assets	0	0
Reclassified as assets held for sale	74	0
Deletions and disposals	(319)	(558)
Ending balance, property, plant and equipment	12,224	10,089
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(5,819)	(5,783)
Exchange adjustments	(206)	354
Charge for the year	629	501
Impairment losses	58	336
Impairment reversals	0	0
Reclassified as assets held for sale	(74)	0
Deletions and disposals	275	447
Ending balance, property, plant and equipment	(6,363)	(5,819)
Property, plant and equipment subject to operating leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	7,983
Ending balance, property, plant and equipment	10,444	7,983
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	2,613	1,969
Property, plant and equipment subject to operating leases [member] | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	0
Ending balance, property, plant and equipment	0	0
Property, plant and equipment subject to operating leases [member] | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,157
Ending balance, property, plant and equipment	1,243	1,157
Property, plant and equipment subject to operating leases [member] | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	196	190
Property, plant and equipment subject to operating leases [member] | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	17
Ending balance, property, plant and equipment	53	17
Property, plant and equipment subject to operating leases [member] | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	16	18
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	926
Ending balance, property, plant and equipment	916	926
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	558	321
Property, plant and equipment subject to operating leases [member] | Drilling rigs [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	560
Ending balance, property, plant and equipment	661	560
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	7
Ending balance, property, plant and equipment	4	7
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	5	10
Property, plant and equipment subject to operating leases [member] | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,333
Ending balance, property, plant and equipment	2,463	2,333
Property, plant and equipment subject to operating leases [member] | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	1,055	853
Property, plant and equipment subject to operating leases [member] | Ships [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,208
Ending balance, property, plant and equipment	2,337	2,208
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,543
Ending balance, property, plant and equipment	5,765	3,543
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	$ 783	577
Increase (decrease) due to corrections of prior period errors [member] | Property plant and equipment not subject to operating leases | Oil and gas properties | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		744
Increase (decrease) due to corrections of prior period errors [member] | Property plant and equipment not subject to operating leases | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(744)
Increase (decrease) due to corrections of prior period errors [member] | Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(18)
Increase (decrease) due to corrections of prior period errors [member] | Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		$ (18)